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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
                 -------------------------------
   Address:      4 Sloane Terrace
                 -------------------------------
                 London SW1X 9DQ
                 -------------------------------
                 United Kingdom
                 -------------------------------

Form 13F File Number: 28-10987
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
         -------------------------------
Title:    General Counsel
         -------------------------------
Phone:    011-44-20-790 1 8330
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Sean Cote                London, England     August 14, 2009
   -------------------------------    -----------------   ------------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3
                                        --------------------

Form 13F Information Table Entry Total:         17
                                        --------------------

Form 13F Information Table Value Total:   79,413 (x $1,000)
                                        --------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number      Name

    01        28-10988                  Polygon Investment Partners LP
    ------    -----------------         ---------------------------------------
    02        28-10989                  Polygon Investments Ltd.
    ------    -----------------         ---------------------------------------
    03        28-12127                  Polygon Investment Partners HK Limited
    ------    -----------------         ---------------------------------------

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FORM 13F INFORMATION TABLE

                                                       VALUE    SHARES    SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (X$1000) PRN AMT   PRN CALL DISCRETION MANAGERS SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
COMPUCREDIT CORP             NOTE 5.875%11/3 20478NAD2     1596   7500000 PRN      DEFINED    01:02:03   7500000      0           0
ENDEAVOR INTL CORP INC       NOTE 6.000% 1/1 29257MAB6     8854  12000000 PRN      DEFINED    01:02:03  12000000      0           0
ENDEAVOUR INTL CORP          COM             29259G101       14     10500  SH      DEFINED    01:02:03     10500      0           0
EVERGREEN SOLAR INC          NOTE 4.000% 7/1 30033RAC2     1655   4000000 PRN      DEFINED    01:02:03   4000000      0           0
FLOTEK INDS INC DEL          NOTE 5.250% 2/1 343389AA0     3287   9000000 PRN      DEFINED    01:02:03   9000000      0           0
FLOTEK INDS INC DEL          COM             343389102      615    303115  SH      DEFINED    01:02:03    303115      0           0
GENCORP INC                  SDCV 2.250%11/1 368682AL4     2976   6000000 PRN      DEFINED    01:02:03   6000000      0           0
GREAT ATLANTIC & PAC TEA INC NOTE 6.750%12/1 390064AK9     5500   8850000 PRN      DEFINED    01:02:03   8850000      0           0
GREATBATCH INC               SDCV 2.250% 6/1 39153LAB2     6700   8000000 PRN      DEFINED    01:02:03   8000000      0           0
HEADWATERS INC               NOTE 2.500% 2/0 42210PAD4     3957  10500000 PRN      DEFINED    01:02:03  10500000      0           0
HEADWATERS INC               NOTE 2.875% 6/0 42210PAB8     6715  12100000 PRN      DEFINED    01:02:03  12100000      0           0
HUTCHINSON TECHNOLOGY INC    NOTE 3.250% 1/1 448407AF3     8942  20000000 PRN      DEFINED    01:02:03  20000000      0           0
INTEL CORP                   COM             458140100     1820    110000  SH      DEFINED    01:02:03    110000      0           0
MAXTOR CORP                  NOTE 2.375% 8/1 577729AE6    19434  22500000 PRN      DEFINED    01:02:03  22500000      0           0
RENTECH INC                  NOTE 4.000% 4/1 760112AA0     2660  10213000 PRN      DEFINED    01:02:03  10213000      0           0
SEACOR HOLDINGS INC          DBCV 2.875%12/1 811904AJ0     4395   4076000 PRN      DEFINED    01:02:03   4076000      0           0
SOLARFUN POWER HOLDINGS CO L SPONSORED ADR   83415U108      293     45366  SH      DEFINED    01:02:03     45366      0           0